Convertible Redeemable Preferred Shares And Redeemable Ordinary Shares - Roll-forward of Carrying Amount of Convertible Redeemable Preferred Shares (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity Disclosure [Line Items]
Beginning balance		¥ 6,220,779	¥ 3,543,812	¥ 2,246,414
Proceeds received				789,268
Issuance		291,641	1,716,310
Series F-1 shares issued by re- designation of Series Seed Series B and Series C-1			101,795
Series F-1 shares issued by re- designation of ordinary shares			21,006
Accretion of shares		2,098,038	837,856	508,130
Conversion into ordinary shares		(8,610,458)
Ending balance			6,220,779	3,543,812
Series Seed
Temporary Equity Disclosure [Line Items]
Beginning balance		4,280	4,876	4,500
Series F-1 shares issued by re- designation of Series Seed Series B and Series C-1			(1,331)
Accretion of shares		257	735	376
Conversion into ordinary shares		(4,537)
Ending balance			4,280	4,876
Series A-1
Temporary Equity Disclosure [Line Items]
Beginning balance		52,398	37,286	33,230
Accretion of shares		63,433	15,112	4,056
Conversion into ordinary shares		(115,831)
Ending balance			52,398	37,286
Series A-2
Temporary Equity Disclosure [Line Items]
Beginning balance		302,763	215,197	191,659
Accretion of shares		367,711	87,566	23,538
Conversion into ordinary shares		(670,474)
Ending balance			302,763	215,197
Series B Convertible Redeemable Preferred Shares
Temporary Equity Disclosure [Line Items]
Beginning balance		204,593	155,157	137,973
Series F-1 shares issued by re- designation of Series Seed Series B and Series C-1			(11,512)
Accretion of shares		247,110	60,948	17,184
Conversion into ordinary shares		(451,703)
Ending balance			204,593	155,157
Series C-1
Temporary Equity Disclosure [Line Items]
Beginning balance		377,499	281,318	248,625
Series F-1 shares issued by re- designation of Series Seed Series B and Series C-1			(9,716)
Accretion of shares		451,892	105,897	32,693
Conversion into ordinary shares		(829,391)
Ending balance			377,499	281,318
Series C-2
Temporary Equity Disclosure [Line Items]
Beginning balance		60,281	44,609	39,043
Accretion of shares		70,990	15,672	5,566
Conversion into ordinary shares		(131,271)
Ending balance			60,281	44,609
Series C-3
Temporary Equity Disclosure [Line Items]
Beginning balance		22,272	16,075	14,235
Accretion of shares		26,751	6,197	1,840
Conversion into ordinary shares		(49,023)
Ending balance			22,272	16,075
Series D Convertible Redeemable Preferred Shares
Temporary Equity Disclosure [Line Items]
Beginning balance		906,356	808,214	703,571
Accretion of shares		802,330	98,142	104,643
Conversion into ordinary shares		(1,708,686)
Ending balance			906,356	808,214
Series E Convertible Redeemable Preferred Shares
Temporary Equity Disclosure [Line Items]
Beginning balance		2,153,870	1,981,080	873,578
Proceeds received				789,268
Accretion of shares		102,208	172,790	318,234
Conversion into ordinary shares		(2,256,078)
Ending balance			2,153,870	¥ 1,981,080
Series F-1
Temporary Equity Disclosure [Line Items]
Beginning balance		156,123
Series F-1 shares issued by re- designation of Series Seed Series B and Series C-1			124,354
Series F-1 shares issued by re- designation of ordinary shares			21,006
Accretion of shares		40,340	10,763
Conversion into ordinary shares		(196,463)
Ending balance			156,123
Series F-2
Temporary Equity Disclosure [Line Items]
Beginning balance		1,980,344
Proceeds received	¥ 1,716,310
Issuance			1,716,310
Accretion of shares		(80,435)	264,034
Conversion into ordinary shares		(1,899,909)
Ending balance			¥ 1,980,344
Series G
Temporary Equity Disclosure [Line Items]
Issuance		291,641
Accretion of shares		5,451
Conversion into ordinary shares		(297,092)
Redeemable Ordinary Shares
Temporary Equity Disclosure [Line Items]
Issuance		139,003
Accretion of shares		119,451
Conversion into ordinary shares		¥ (258,454)